REVENUE AND COST OF SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
REVENUE AND COST OF SALES
Concentrate Sales	$ 43,199	$ 43,648
Provisional Pricing Adjustments	690	539
Total Revenue	$ 43,889	$ 44,187